Financial Information of Parent Company Statements of Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of convertible notes, issuance cost	$ 0	$ 0	$ 367
Parent Company
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of convertible notes, issuance cost			$ 367